Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 615,096	$ 86,634	¥ 905,451	¥ 1,431,317
Restricted cash	120	17	19,817	7,795
Total current assets	884,096	124,523	1,258,762
Non-current assets:
Equity method investment	337	47	690
Property and equipment, net	131,912	18,579	251,829
Total non-current assets	155,905	21,959	328,705
TOTAL ASSETS	1,040,001	146,482	1,587,467
Current liabilities:
Accrued liabilities and other current liabilities	104,935	14,780	173,832
Total current liabilities	263,364	37,095	411,451
TOTAL LIABILITIES	271,591	38,253	429,126
Shareholders' deficit:
Treasury stock	(65,896)	(9,281)	(58,919)
Additional paid-in capital	4,849,337	683,015	4,582,790
Accumulated deficit	(3,853,635)	(542,773)	(3,199,946)
Accumulated other comprehensive loss	(161,533)	(22,751)	(165,722)
Total shareholders' equity	768,410	108,229	1,158,341	¥ 1,845,311	¥ 2,421,004
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,040,001	146,482	1,587,467
Common Class A [Member]
Shareholders' deficit:
Ordinary shares	116	16	117
Common Class B [Member]
Shareholders' deficit:
Ordinary shares	21	3	21
Parent Company [Member]
Current assets:
Cash and cash equivalents	14,171	1,996	71,858
Restricted cash	62	9	2,120
Inter-company receivables	3,152,747	444,055	3,057,703
Prepayments and other current assets	315	44	121
Total current assets	3,167,295	446,104	3,131,802
Non-current assets:
Equity method investment	337	47	690
Property and equipment, net	627	89	1,278
Total non-current assets	964	136	1,968
TOTAL ASSETS	3,168,259	446,240	3,133,770
Current liabilities:
Inter-company payables	2,399,333	337,939	1,964,454
Accrued liabilities and other current liabilities	516	73	10,975
Total current liabilities	2,399,849	338,012	1,975,429
TOTAL LIABILITIES	2,399,849	338,012	1,975,429
Shareholders' deficit:
Treasury stock	(65,896)	(9,281)	(58,919)
Additional paid-in capital	4,849,337	683,015	4,582,790
Accumulated deficit	(3,853,635)	(542,774)	(3,199,946)
Accumulated other comprehensive loss	(161,533)	(22,751)	(165,722)
Total shareholders' equity	768,410	108,228	1,158,341
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,168,259	446,240	3,133,770
Parent Company [Member] | Common Class A [Member]
Shareholders' deficit:
Ordinary shares	116	16	117
Parent Company [Member] | Common Class B [Member]
Shareholders' deficit:
Ordinary shares	¥ 21	$ 3	¥ 21